SILICON VALLEY OFFICE — 1755 EMBARCADERO ROAD — PALO ALTO, CALIFORNIA 94303

TELEPHONE: +1.650.739.3939 — FACSIMILE: +1.650.739.3900

DIRECT NUMBER: (650) 739-3987
TCURRY@JONESDAY.COM

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED AND DELIVERED SEPARATELY TO THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED BY FIVE9, INC. FOR THE OMITTED PORTIONS PURSUANT TO 17 C.F.R. §200.83. THE OMITTED PORTIONS HAVE BEEN REPLACED WITH “[***].”

February 7, 2014

VIA EDGAR AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:     Barbara C. Jacobs, Assistant Director

Jeffrey Kauten, Attorney-Advisor

Stephen Krikorian, Accounting Branch Chief

Morgan Youngwood, Staff Accountant

RE:	Five9, Inc.

Amendment No. 3 to the Confidential Draft Registration Statement on Form S-1

Originally Submitted December 6, 2013

CIK No. 0001288847

Ladies and Gentlemen:

Five9, Inc. (the “Company”) has today confidentially submitted to the Securities and Exchange Commission (the “Commission”) Amendment No. 3 (“Amendment No. 3”) to its Confidential Draft Registration Statement on Form S-1 (CIK No. 0001288847) (as amended, the “Registration Statement”). On behalf of the Company, we respond to the comments of the staff of the Division of Corporation Finance of the Commission (the “Staff”) contained in the letter dated February 3, 2014. For ease of reference, the text of the Staff’s comments is included in bold-face type below, followed in each case by the Company’s response. Under separate cover, the Company has sent the Staff the supplementary materials referenced in this response letter. Except as otherwise provided, page references included in the body of the Company’s responses are to Amendment No. 3.

General

1.

We have received your application dated January 16, 2014 as supplemented on January 28, 2014 requesting confidential treatment for certain portions of Exhibits 2.1, 10.20, 10.21 and 10.22 to your registration statement. We will promptly review the application for confidential treatment. Comments, if any, will be provided in a

United States Securities and Exchange Commission February 7, 2014 Page 2 of 7

separate letter. Please be advised that your registration statement will not be declared effective until all issues relating to your confidential treatment request have been resolved.

Response: The Company acknowledges the Staff’s comment.

2.	We note your response to prior comment 3 and we are currently reviewing the graphics you provided. Comments, if any, will be provided in a separate letter.

Response: The Company acknowledges the Staff’s comment.

3.	We are continuing to consider your response to prior comment 4 and have the following additional comments:

(a)	Please supplementally provide us with any information from the DMG Consulting LLC report that analyzes the company’s market share either by revenue or by number of seats. In addition, please tell us what consideration you gave to including information from the DMG Consulting LLC 2013-2014 Cloud-Based Contact Center Infrastructure Market Report published January 22, 2014.

(b)	Please tell us specifically the underlying assumptions that were used to calculate the estimated annual revenue per agent seat. Please also tell us what consideration you gave to variations in revenue per agent seat among geographical regions.

Response: (a) The Company acknowledges the Staff’s comment and has reviewed the 2013/2014 “Cloud-Based Contact Center Infrastructure Market Report” by DMG Consulting LLC (the “Report”), including “Figure 19: Cloud-Based Contact Center Infrastructure Market Activity, as of August 2013” (“Figure 19”) on page 63 of the Report. The Report supports the Company’s description in the Registration Statement as a leader in the cloud-based contact center software market because it presents the Company (i) as having the largest number of customers (1,900 customers) (please see Figure 19) and (ii) as having 35,000 seats and ranking in the 7th position based on the number of seats (please see Figure 19). The Report does not analyze the Company’s market share by revenue. The Company advises the Staff that it did not consider including the Report in its previous submission to the Staff because the Report was published after the previous submission was made. The Company does not consider it necessary to include the Report in the Registration Statement because the Report does not provide investors with a better understanding of the Company’s business or prospects.

(b) The Company further advises the Staff that the underlying assumptions that were used to calculate the estimated annual revenue per agent seat are set forth in the table below. The Company considered variations in revenue per agent seat among geographical regions but did not incorporate any variation in its estimated annual revenue per agent seat because the Company

United States Securities and Exchange Commission February 7, 2014 Page 3 of 7

wanted to present a conservative estimate of its potential global market opportunity and the estimated annual revenue per agent seat used was lower than both the domestic and international revenue per agent seat during the measured periods.

Analysis of Market for the Company’s Solution

	Total Named Agents (in Millions) (Note 1)	Real effect of Concurrent Agent Seats (Note 2)		Estimated Equivalent Concurrent Agents (in Millions)	Annual Net Invoicing per seat @ $[***]/month (Note 3)		Market for the Company’s Solution (in Millions)
North America	6,800	[***]	x	[***]	$	[***]	$	[***]
Rest of the World	7,700	[***]	x	[***]	$	[***]	$	[***]

Total	14,500							$22,040

Note 1:	These figures represent roughly the conservative range of “named agents” from Gartner, Inc. (“Gartner”) data previously provided to the Staff.

Note 2:	Based on information provided by Drew Kraus, VP Research, Gartner, indicating that companies using a “named agent” pricing model, as opposed to a “concurrent agent” pricing model, like the Company’s, would reflect a higher agent count in the range of [***] so the Company reduced the total named agents by [***] to come up with an estimated equivalent concurrent agent count for this market size calculation.

Note 3:	Company world-wide net invoicing per seat for Q3 and Q4 of 2013 averaged $[***]/month. Based upon an analysis of domestic versus international clients for Q3 2013 and Q4 2013, the split was $[***]/seat/month for domestic clients and $[***]/seat/month for international clients. These numbers were calculated taking averages for Q3 2013 and Q4 2013 and averaging the two sets of numbers.

The domestic, international and world-wide net invoicing/seat/month for Q3 2013 and Q4 2013 and H2 2013 are detailed in the table immediately below. All these numbers are at or above the $[***]/seat/month number the Company used to determine the global market for its solution, indicating a conservative estimate.

Net Invoicing/Seat/Month
	Q3 2013		Q4 2013		H2 2013
United States	$	[***]	$	[***]	$	[***]
International	$	[***]	$	[***]	$	[***]

World-wide	$	[***]	$	[***]	$	[***]

United States Securities and Exchange Commission February 7, 2014 Page 4 of 7

Risk Factors

Risks Related to Our Business and Industry

If our Dollar-Based Retention Rate declines…, page 13

4.	We note your response to prior comment 8. Here or elsewhere as appropriate, please revise to disclose that, as a general matter, customers may terminate the entire agreement upon 30 days’ notice.

Response: The Company has revised its disclosure in response to the Staff’s comment. Please see pages 14, 47, 49, 62 and F-10.

We may not be able to secure additional financing…, page 22

5.	We note your response to prior comment 9. Please revise to include a discussion that you have substantial debt obligations and that your loan and security agreement is collateralized by substantially all of the tangible assets of the company.

Response: The Company has revised its disclosure in response to the Staff’s comment. Please see page 23.

Capitalization, page 39

6.	Please explain why your capitalization table presents the convertible preferred shares as temporary equity while your audited balance sheets presents the shares as permanent equity within stockholders’ deficit. Tell us whether these shares have redemption features. If these shares have no redemption features, explain why you have classified the preferred share warrants as a liability.

Response: The Company has revised its disclosure in response to the Staff’s comment by presenting the convertible preferred shares as permanent equity within stockholders’ deficit. Please see page 40. The Company advises the Staff that the shares of its preferred stock do not have redemption features and that, in accordance with ASC 815-40-15-7D, its preferred share warrants have been classified as a liability because the underlying preferred stock has anti-dilution protection which could potentially adjust its conversion ratio into common shares and thus the number of common shares to be issued on settlement of the preferred stock warrants resulting in a determination that the instrument is not indexed to the Company’s stock.

United States Securities and Exchange Commission February 7, 2014 Page 5 of 7

Dilution, page 41

7.	With respect to the total consideration paid by existing stockholders that will be provided in the second table, tell us why you have not disclosed that amount and the basis on which it is excluded. To the extent the amount in this column will not represent cash payments, tell us what consideration you have given to including a footnote that describes the nature, amounts and valuations used with respect to any non-cash payments for those shares.

Response: The Company advises the Staff that at this time the terms of the reverse stock split that will be implemented in connection with this offering have not been finalized and, as a result, the information for existing stockholders that gives effect to the stock split to be included in the table is not yet available. The Company advises the Staff that the amounts in the second table will be included prior to any distribution of the preliminary prospectus and that it will allow the Staff sufficient time to review the Company’s complete disclosure prior to any request for effectiveness. To the extent the reported consideration will include non-cash payments, the Company will include a footnote that describes the consideration.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies

Common Stock Valuations, page 63

8.	We note your response to prior comment 19. Please clarify whether the same set of comparable companies are used in all the relevant valuation estimates, including inputs to stock options, common stock and discount rates.

Response: The Company advises the Staff that it uses the same set of comparable companies in its common stock valuation estimates that are used when determining the valuation inputs for common stock and discount rates. The Company uses a smaller set of peer comparable companies, some of which overlap with those used for its common stock valuations, in its determination of volatility rates to be used as valuation inputs for its stock options. The Company has determined that the difference in volatility rates calculated by using its current smaller set of peer comparable companies and the same comparable companies as those used in its common stock valuations has an immaterial impact on the fair value calculations of its granted stock options.

Five9, Inc.-Consolidated Financial Statements

Note 9. Commitments and Contingencies

State and Local Taxes and Surcharges, page F-29

9.	We note your response to prior comment 29. Please explain in greater detail why you believe sales taxes represent an operating expense rather than a cost of sales.

Response: The Company advises the Staff that the Company does not view sales taxes as a direct cost of fulfilling its service obligation to its customers, but rather as a cost to comply with sales tax regulations. In addition, there are no amounts included in revenue related to these sales taxes as the Company did not bill such amounts to its customers. As such, the Company believes it is appropriate to classify these costs as general and administrative expenses in accordance with its policy election.

United States Securities and Exchange Commission February 7, 2014 Page 6 of 7

Face it Corporation-Consolidated Financial Statements

Report of Independent Auditors, page F-32

10.	Please explain why the Report on Financial Statements section does not reference the related statements of operations.

Response: The Company has included a revised Report of Independent Auditors in Amendment No. 3 that references the statement of operations of Face It, Corp. in response to the Staff’s comment. Please see page F-32.

Revenue Recognition, page F-38

11.	We note that you occasionally provide development services and the customer will take title to the developed licensed software. Please tell us whether these arrangements involve significant customization or modification of the software license. Explain how you considered the guidance in ASC 985-605-25-76 to 85. Tell us whether you are able to establish VSOE for the individual elements and how you considered the separation and allocation guidance in ASC 605-25 and ASC 985-605-25.

Response: The Company advises the Staff that this is the Company policy for these types of arrangements. However, during the periods presented, there was only one arrangement whereby the client had the ability to take possession of the licensed software. Since the software to be delivered under this arrangement was not yet generally available at inception of the agreement, the Company deferred all revenue under this arrangement until delivery and acceptance of all software applications under the arrangement. The Company has revised its disclosure in response to the Staff’s comment to further clarify the accounting treatment for Software Arrangements. Please see page F-39.

Unaudited Pro Forma Condensed Combined Financial Statements

Note 2. Pro Forma Adjustments, page F-52

12.	Please explain why you have included a $2.059 million pro forma adjustment to cash and cash equivalents. In this respect, it does not appear as though the entire $5.0 million of proceeds from the term loan was necessary to complete the acquisition.

Response: The Company advises the Staff that the Company drew the $5.0 million term loan to acquire Face It, Corp. and to fund Face It, Corp.’s on-going operations which are not cash flow positive. The Company believes the inclusion of this amount as a pro forma adjustment is appropriate and consistent with the pro forma disclosure requirements given that the term loan was designated for acquisition purposes and the proceeds were used to fund the purchase price and on-going operations of Face It, Corp. which are reflected in the increased loss from operations reported in the unaudited pro forma condensed combined statements of operations.

United States Securities and Exchange Commission February 7, 2014 Page 7 of 7

13.	Tell us why 1,212,575 shares that were withheld in order to indemnify the Company from certain losses do not represent contingent consideration. We refer you to ASC 805-10-35-1(d).

Response: The Company advises the Staff that it has accounted for these shares as purchase consideration and not contingent consideration because the general representations and warranties were valid as of the acquisition date and the release of this consideration is not dependent upon the occurrence of a future event or condition. ASC 805-10-20 defines contingent consideration as an obligation of the acquirer as part of the exchange for control of the acquiree if specific future events occur or conditions are met. Therefore, the Company believes that subsequent release from escrow based on facts and circumstances that existed on the acquisition date would not meet this definition.

14.	Provide a qualitative description of the factors that make up the goodwill recognized and the reasons for the acquisition.

Response: The Company advises the Staff that the qualitative factors that make up the goodwill recognized include Face It, Corp.’s assembled workforce, the know-how of its employees and the business development initiatives that allow Face It, Corp. to acquire new customers, create new technologies and generate revenue. The Company acquired Face It, Corp. to add social engagement and mobile customer care applications to its existing solution. The Company has revised its disclosure in response to the Staff’s comment to add a description of the factors that make up the goodwill. Please see page F-31.

* * * * * * *

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

If you have any questions, please feel free to contact me at 650.739.3987 or Ruben A. Garcia at 650.687.4191. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

/s/ Timothy R. Curry

Timothy R. Curry

Enclosures (via overnight courier)

cc:	Michael Burkland, President and Chief Executive Officer, Five9, Inc.

Barry Zwarenstein, Chief Financial Officer, Five9, Inc.

Anthony J. McCusker, Goodwin Procter LLP

Richard A. Kline, Goodwin Procter LLP